Closed Block (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Premiums	$ 73	$ 77	$ 83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)
Total revenues	167	175	180
Benefits and expenses:
Policy and contract benefits	134	145	131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1
Total benefits and expenses	150	158	162
Total revenues, net of benefits and expenses, before federal income tax expense	17	17	18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax expense	11	11	12
Maximum future earnings from assets and liabilities:
Beginning of period	204	215	227
Change during period	11	11	12
End of period	$ 193	$ 204	$ 215